Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Document and Entity Information [Abstract]
Document Type	40-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Trading Symbol	CK0001689382
Entity Registrant Name	TRILOGY INTERNATIONAL PARTNERS INC.
Entity Central Index Key	0001689382
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding	57,713,836
Entity Emerging Growth Company	true
Entity Extended Transition Period	false